Acquisitions (Details Narrative)				3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 22, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	Jul. 26, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 23, 2023 ₪ / shares shares	Apr. 22, 2023 ₪ / shares
Business Acquisition [Line Items]
Ownership interest								8.75%		8.25%
Investments				$ 200,000				$ 200,000		$ 200,000	$ 200,000
Stockholders equity other shares | shares	889,380	889,380
Share price | $ / shares											$ 26.50
Common stock, shares, outstanding | shares				2,688,541				2,688,541		2,688,541	2,236,615	26,881,244
Goodwill impairment										$ 1,515,000	$ 21,722,213
Transaction costs						$ 83,866			$ 83,866		5,468,201
Revenues				$ 3,257,357		1,751,255		$ 6,647,748	3,647,590
Net income loss				$ (3,441,158)	$ (2,823,746)	(4,810,932)	$ (7,044,529)	$ (6,264,904)	(11,855,461)	$ (15,303,402)	(55,644,135)
Asset Acquisition, Consideration Transferred											$ 6,886,523
Common stock, shares authorized | shares				9,290,000				9,290,000		9,290,000	9,290,000
Repayment of cash consideration											$ 130,000
Cash Acquired from Acquisition
Common stock, shares, issued | shares				2,688,541				2,688,541		2,688,541	2,236,615	26,881,244
Impairment of the customer relationship										$ 3,211,000
Debt purchase consideration	$ 5,387,850	$ 5,387,850
Share price | (per share)	$ 2.90	$ 2.90										₪ 0.60	₪ 0.06
Term loan	$ 1,267,199	$ 1,267,199		$ 3,464,698				$ 3,464,698		3,967,975
Line of credit	$ 4,120,651	$ 4,120,651
Amortization expense									$ 220,889	486,141	$ 1,324,900
Additional interest expense										94,685	$ 119,095
Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Revenues										951,194
Net income loss										$ 42,908
Sport Hub [Member]
Business Acquisition [Line Items]
Ordinary shares reserved | shares		23,714
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares, outstanding | shares											58,775
Net income loss
Common stock, shares authorized | shares											60,611
Common stock, shares, issued | shares											60,611
Ordinary shares future issuance | shares		40,585
Common Stock [Member] | Sport Hub [Member]
Business Acquisition [Line Items]
Ordinary shares future issuance | shares		377,985
Shares held in escrow | shares		53,941
Ordinary shares reserved | shares		13,975
Common Stock [Member] | Sports Hub [Member]
Business Acquisition [Line Items]
Ordinary shares future issuance | shares		431,926
Warrant [Member] | Sport Hub [Member]
Business Acquisition [Line Items]
Ordinary shares future issuance | shares		2,896
Mer Telemanagement Solutions Ltd [Member]
Business Acquisition [Line Items]
Share price | $ / shares			$ 68.00
Common stock, shares, outstanding | shares			249,216
Preferred stock, shares outstanding | shares			67,078
Options and warrants outstanding | shares			10,833
Mer Telemanagement Solutions Ltd [Member]
Business Acquisition [Line Items]
Ownership interest			86.00%
Business combination description			stock option pool of 10% of the fully-diluted outstanding share capital of the Company, and legacy MTS securityholders own approximately 14% of the fully-diluted outstanding capital of the Company.
Investments			$ 6,000,000
Stockholders equity other shares | shares			369,287
MTS Merger [Member]
Business Acquisition [Line Items]
Ownership interest										86.00%
Transaction costs											$ 3,084,341
MTS [Member]
Business Acquisition [Line Items]
Revenues											1,517,001
Net income loss											22,173,554
Four Cubed Acquisition LLC Company [Member]
Business Acquisition [Line Items]
Transaction costs											67,130
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value											1,606,202
Payment of consideration											6,195,000
Four Cubed Acquisition Company LLC [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition											311,523
Payments to Acquire Businesses, Net of Cash Acquired											$ 250,000
Sports Hub [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares		472,513
Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Transaction costs										$ 83,866